CONVERTIBLE LOAN INSTRUMENTS (Details Narrative) - USD ($)	Oct. 29, 2025	Jan. 16, 2025	Oct. 28, 2024	Sep. 24, 2024
IfrsStatementLineItems [Line Items]
Convertible loan note conversion	530,163
Accrued interest	$ 546,136
Unsecured loan agreement one [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued				$ 550,000
Interest rate				20.00%
Convertible loan note conversion	785,714
Noteholder price, per share	$ 0.70
Unsecured loan agreement two [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued			$ 250,000
Interest rate			20.00%
Convertible loan note conversion	357,142
Noteholder price, per share	$ 0.70
Unsecured loan agreement three [member]
IfrsStatementLineItems [Line Items]
Debt instruments issued		$ 150,000
Interest rate		20.00%
Convertible loan note conversion	214,285
Noteholder price, per share	$ 0.70